Goodwill and Internal Use Software and Other Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	Changes in the carrying amount of goodwill, net consisted of the following:

	Nine Months Ended September 30,
(Amounts in thousands)	2024	2023
Balance at beginning of period	$32,390	$17,388
Goodwill acquired	—	14,041
Effect of foreign currency exchange rate changes	1,013	(75)
Balance at end of period	$33,403	$31,354

Schedule of Indefinite-Lived Intangible Assets
Internal use software and other intangible assets, net consisted of the following:

	As of September 30, 2024
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$144,504	$(124,678)	$19,826
Intellectual property and other	5.7	1,062	(401)	661
Total Intangible assets with finite lives, net		145,565	(125,079)	20,486
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		2,378	—	2,378
Total Internal use software and other intangible assets, net		$149,763	$(125,079)	$24,684

	As of December 31, 2023
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$136,879	$(103,587)	$33,292
Intellectual property and other	5.7	1,008	(254)	754
Total Intangible assets with finite lives, net		137,887	(103,841)	34,046
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		2,260	—	2,260
Total Internal use software and other intangible assets, net		$141,967	$(103,841)	$38,126

Schedule of Finite-Lived Intangible Assets
Internal use software and other intangible assets, net consisted of the following:

	As of September 30, 2024
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$144,504	$(124,678)	$19,826
Intellectual property and other	5.7	1,062	(401)	661
Total Intangible assets with finite lives, net		145,565	(125,079)	20,486
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		2,378	—	2,378
Total Internal use software and other intangible assets, net		$149,763	$(125,079)	$24,684

	As of December 31, 2023
(Amounts in thousands, except useful lives)	Weighted Average Useful Lives (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Intangible assets with finite lives
Internal use software and website development	3.0	$136,879	$(103,587)	$33,292
Intellectual property and other	5.7	1,008	(254)	754
Total Intangible assets with finite lives, net		137,887	(103,841)	34,046
Intangible assets with indefinite lives
Domain name		1,820	—	1,820
Licenses and other		2,260	—	2,260
Total Internal use software and other intangible assets, net		$141,967	$(103,841)	$38,126